Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

We have developed a comprehensive cybersecurity threat defense system to address both internal and external threats. This system encompasses various levels, including network, host and application security and incorporates systematic security capabilities for threat defense, monitoring, analysis, response, deception and countermeasures. We strive to manage cybersecurity risks and protect sensitive information through various means, such as technical safeguards, procedural requirements, an intensive program of monitoring on our corporate network, continual testing of aspects of our security posture internally, and with outside vendors, a robust incident response program and regular cybersecurity awareness training for employees. We collaborate with a leading third-party cloud service provider to store our material operational data and business system, following the industry-recognized or national cybersecurity standards. We have implemented a set of procedures to ensure effective management of the cybersecurity risks associated with the use of third-party service providers. These procedures include, but are not limited to, conducting cybersecurity assessments and tracking the capabilities and qualifications of third-party security service providers through our supplier assessment process. Our IT department regularly monitors the performance of our app, platform and infrastructure to enable us to respond quickly to potential problems, including potential cybersecurity threats.

As of the date of this annual report, we have not experienced any material cybersecurity incidents or identified any material cybersecurity threats that have affected or are reasonably likely to materially affect us, our business strategy, results of operations or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We have implemented robust processes for assessing, identifying and managing material risks from cybersecurity threats and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. We have also integrated cybersecurity risk management into our overall enterprise risk management system.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Our nominating and corporate governance committee is responsible for overseeing our cybersecurity risk management. Our nominating and corporate governance committee shall (i) maintain oversight of the disclosure related to cybersecurity matters in periodic reports of our company, (ii) review updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and relevant disclosure issues, if any, presented by our chief executive officer, head of finance and the head of research and development who has over 15 years of experience as cybersecurity officer in large technology companies and extensive knowledge and skills in security product development, security risk management and security compliance, or together, the Cybersecurity Risk Management Officers, on a quarterly basis, and (iii) review disclosure concerning cybersecurity matters in our annual report on Form 20-F presented by our Cybersecurity Risk Management Officers.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	nominating and corporate governance committee
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Cybersecurity Risk Management Officers report to our nominating and corporate governance committee (i) on a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and relevant disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.
Cybersecurity Risk Role of Management [Text Block]

At management level, our Cybersecurity Risk Management Officers are responsible for assessing, identifying and managing material risks from cybersecurity threats to our company and monitoring the prevention, detection, mitigation and remediation of material cybersecurity incident. Our Cybersecurity Risk Management Officers shall maintain oversight of the disclosure related to cybersecurity matters in current reports of our company. Our Cybersecurity Risk Management Officers report to our nominating and corporate governance committee (i) on a quarterly basis on updates to the status of any material cybersecurity incidents or material risks from cybersecurity threats to our company, and relevant disclosure issues, if any, and (ii) on disclosure concerning cybersecurity matters in our annual report on Form 20-F.

If a cybersecurity incident occurs, our Cybersecurity Risk Management Officers will promptly organize personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our Cybersecurity Risk Management Officers will promptly report the incident and assessment results to our disclosure committee, our nominating and corporate governance committee, and other members of senior management and external legal counsel, to the extent appropriate. Our Cybersecurity Risk Management Officers shall prepare disclosure material on the cybersecurity incident for review and approval by the disclosure committee and our nominating and corporate governance committee, and other members of senior management (if necessary), before it is disseminated to the public.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	Cybersecurity Risk Management Officers
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	our chief executive officer, head of finance and the head of research and development who has over 15 years of experience as cybersecurity officer in large technology companies and extensive knowledge and skills in security product development, security risk management and security compliance
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	If a cybersecurity incident occurs, our Cybersecurity Risk Management Officers will promptly organize personnel for internal assessment and if it is determined that the incident could potentially be a material cybersecurity event, our Cybersecurity Risk Management Officers will promptly report the incident and assessment results to our disclosure committee, our nominating and corporate governance committee, and other members of senior management and external legal counsel, to the extent appropriate.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true